FORM 13F


                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [   ]; Amendment Number: __________
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Westchester Capital Management, Inc.
Address:          100 Summit Lake Drive
                  Valhalla, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frederick W. Green
Title:            President
Phone:            914-741-5600

Signature, Place, and Date of Signing:

/s/ Frederick W. Green     Valhalla, New York    April 19, 2004
----------------------     ------------------    --------------
     [signature]               [place]              [date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:                   --

Form 13F Information Table Entry Total:              116

Form 13F Information Table Value Total:              $1,665,013,357 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.

FORM 13F
Westchester Capital Management, Inc.
31-Mar-04
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                                                                  Fair                                                   Voting
                                                                  Market     SHRS or         Put/ Investment Other     Authority
Name of Issuer                        Title of Class  CUSIP       Value      PRN AMT  SH/PRN Call Discretion Managers SoleSharedNone
------------------------------------------------------------------------------------------------------------------------------------

Equities
COMMON STOCK
Atlantic Coast Airlines Holdings, Inc COMMON STOCK    048396105   2,800,404    385,200 Shares     (a) Sole         (a)Sole
Atlantic Coast Airlines Holdings, Inc COMMON STOCK    048396105     782,252    107,600 Shares     (b) Shared       (a)Sole
Adelphia Communications Corp.         COMMON STOCK    006848105   1,278,200  1,540,000 Shares     (a) Sole         (a)Sole
Adelphia Communications Corp.         COMMON STOCK    006848105      83,000    100,000 Shares     (b) Shared       (a)Sole
Amersham plc ADR                          ADR         030719108   1,648,350     22,200 Shares     (a) Sole         (a)Sole
Amersham plc ADR                          ADR         030719108   1,169,437     15,750 Shares     (b) Shared       (a)Sole
Allstream Inc.                        COMMON STOCK    02004C204  43,498,394    773,979 Shares     (a) Sole         (a)Sole
Allstream Inc.                        COMMON STOCK    02004C204   4,636,582     82,500 Shares     (b) Shared       (a)Sole
Aventis S.A. ADR                          ADR         053561106  52,937,960    688,400 Shares     (a) Sole         (a)Sole
Aventis S.A. ADR                          ADR         053561106   3,560,470     46,300 Shares     (b) Shared       (a)Sole
AT&T Wireless Services, Inc.          COMMON STOCK    00209A106 129,143,929  9,488,900 Shares     (a) Sole         (a)Sole
AT&T Wireless Services, Inc.          COMMON STOCK    00209A106  13,901,254  1,021,400 Shares     (b) Shared       (a)Sole
Bookham Technology ADR                    ADR         09856Q108      26,193     12,015 Shares     (b) Shared       (a)Sole
ChipPAC, Inc.                         COMMON STOCK    169657103  23,066,351  2,916,100 Shares     (a) Sole         (a)Sole
ChipPAC, Inc.                         COMMON STOCK    169657103   3,403,792    430,315 Shares     (b) Shared       (a)Sole
Caremark Rx                           COMMON STOCK    141705103   2,785,851     83,785 Shares     (b) Shared       (a)Sole
Citizens Communications Company       COMMON STOCK    17453B101  39,496,762  3,052,300 Shares     (a) Sole         (a)Sole
Citizens Communications Company       COMMON STOCK    17453B101   4,079,982    315,300 Shares     (b) Shared       (a)Sole
Dictaphone Corporation                COMMON STOCK    253588107     493,956     82,326 Shares     (a) Sole         (a)Sole
Dictaphone Corporation                COMMON STOCK    253588107     992,400    165,400 Shares     (b) Shared       (a)Sole
The Walt Disney Company               COMMON STOCK    254687106  62,669,92   2,507,800 Shares     (a) Sole         (a)Sole
The Walt Disney Company               COMMON STOCK    254687106   5,535,285    221,500 Shares     (b) Shared       (a)Sole
Dreyer's Grand Ice Cream, Inc.        COMMON STOCK    261877104  89,497,533  1,131,019 Shares     (a) Sole         (a)Sole
Dreyer's Grand Ice Cream, Inc.        COMMON STOCK    261877104   7,715,175     97,500 Shares     (b) Shared       (a)Sole
EMC Corporation (Legato)              COMMON STOCK    268648102     308,947     22,700 Shares     (b) Shared       (a)Sole
EMC Corporation (Documentum)          COMMON STOCK    268648102   1,676,071    123,100 Shares     (b) Shared       (a)Sole
Extended Stay America, Inc.           COMMON STOCK    30224P101  35,861,618  1,851,400 Shares     (a) Sole         (a)Sole
Extended Stay America, Inc.           COMMON STOCK    30224P101   4,507,399    232,700 Shares     (b) Shared       (a)Sole
E*TRADE Financial Corporation         COMMON STOCK    269246104  10,012,500    750,000 Shares     (a) Sole         (a)Sole
FleetBoston Financial Corporation     COMMON STOCK    339030108  86,477,400  1,926,000 Shares     (a) Sole         (a)Sole
FleetBoston Financial Corporation     COMMON STOCK    339030108  13,135,495    292,550 Shares     (b) Shared       (a)Sole
First Data Corporation                COMMON STOCK    319963104   3,272,206     77,614 Shares     (b) Shared       (a)Sole
FreeMarkets, Inc.                     COMMON STOCK    356602102   3,558,652    432,400 Shares     (a) Sole         (a)Sole
Fidelity National Financial, Inc.     COMMON STOCK    316326107     897,296     22,659 Shares     (b) Shared       (a)Sole
Groupe Bruxelles Lambert SA           COMMON STOCK     7097328    9,172,888    151,869 Shares     (a) Sole         (a)Sole
Gucci Group NV ordinary               COMMON STOCK     4655053    8,139,570     95,646 Shares     (a) Sole         (a)Sole
Gucci Group NV ordinary               COMMON STOCK     4655053    2,331,767     27,400 Shares     (b) Shared       (a)Sole
Gold Banc Corporation                 COMMON STOCK    379907108  13,600,720    834,400 Shares     (a) Sole         (a)Sole
GreenPoint Financial Corp.            COMMON STOCK    395384100   6,766,308    154,800 Shares     (a) Sole         (a)Sole
Gucci Group ADR                           ADR         401566104   8,205,120     96,000 Shares     (a) Sole         (a)Sole
Hollinger International Inc.          COMMON STOCK    435569108  15,840,000    800,000 Shares     (a) Sole         (a)Sole
InterActiveCorp                       COMMON STOCK    45840Q101   2,994,858     94,804 Shares     (b) Shared       (a)Sole
IMC Global, Inc.                      COMMON STOCK    449669100  17,875,000  1,250,000 Shares     (a) Sole         (a)Sole
IMC Global, Inc.                      COMMON STOCK    449669100   4,290,000    300,000 Shares     (b) Shared       (a)Sole
ILEX Oncology, Inc.                   COMMON STOCK    451923106  42,504,572  1,776,947 Shares     (a) Sole         (a)Sole
ILEX Oncology, Inc.                   COMMON STOCK    451923106   4,437,160    185,500 Shares     (b) Shared       (a)Sole
International Multifoods Corporation  COMMON STOCK    460043102   8,723,688    352,900 Shares     (a) Sole         (a)Sole
IAMGOLD Corporation                   COMMON STOCK    450913108   5,222,400    800,000 Shares     (a) Sole         (a)Sole
InVision Technologies, Inc.           COMMON STOCK    461851107  51,954,721  1,045,998 Shares     (a) Sole         (a)Sole
InVision Technologies, Inc.           COMMON STOCK    461851107   6,342,859    127,700 Shares     (b) Shared       (a)Sole
Gartner, Inc. Class B                 COMMON STOCK    366651206     778,600     68,000 Shares     (b) Shared       (a)Sole
John Hancock Financial Services, Inc. COMMON STOCK    41014S106  38,309,576    876,850 Shares     (a) Sole         (a)Sole
John Hancock Financial Services, Inc. COMMON STOCK    41014S106   2,861,695     65,500 Shares     (b) Shared       (a)Sole
KLM NV ADR                            COMMON STOCK    482516309     479,787     23,100 Shares     (a) Sole         (a)Sole
KLM NV ordinary                       COMMON STOCK     5786491    9,357,865    452,180 Shares     (a) Sole         (a)Sole
KLM NV ordinary                       COMMON STOCK     5786491      186,255      9,000 Shares     (b) Shared       (a)Sole
Liberty Media Corporation             COMMON STOCK    530718105   9,307,500    850,000 Shares     (a) Sole         (a)Sole
LGP Allgon Holding AB                 COMMON STOCK     5254642    7,089,513    816,200 Shares     (a) Sole         (a)Sole
LGP Allgon Holding AB                 COMMON STOCK     5254642    5,605,944    645,400 Shares     (b) Shared       (a)Sole
Manpower Inc.                         COMMON STOCK    56418H100   1,507,995     32,430 Shares     (b) Shared       (a)Sole
Manitoba Telecom Services Inc.        COMMON STOCK    563486109   5,512,020    148,600 Shares     (a) Sole         (a)Sole
Millennium Chemicals Inc.             COMMON STOCK    599903101   4,907,790    328,500 Shares     (a) Sole         (a)Sole
Millennium Chemicals Inc.             COMMON STOCK    599903101   3,361,500    225,000 Shares     (b) Shared       (a)Sole
McGrath Rentcorp                      COMMON STOCK    580589109   2,930,973     96,129 Shares     (a) Sole         (a)Sole
The MONY Group Inc.                   COMMON STOCK    615337102   3,118,848     99,200 Shares     (a) Sole         (a)Sole
The MONY Group Inc.                   COMMON STOCK    615337102  15,374,160    489,000 Shares     (b) Shared       (a)Sole
Monolithic System Technology, Inc.    COMMON STOCK    609842109  19,316,227  1,442,586 Shares     (a) Sole         (a)Sole
Monolithic System Technology, Inc.    COMMON STOCK    609842109   1,802,294    134,600 Shares     (b) Shared       (a)Sole
MAAX Inc.                             COMMON STOCK    57777C104  11,560,676    680,400 Shares     (a) Sole         (a)Sole
MAAX Inc.                             COMMON STOCK    57777C104   1,122,256     66,050 Shares     (b) Shared       (a)Sole
NetScreen Technologies, Inc.          COMMON STOCK    64117V107  53,868,312  1,478,680 Shares     (a) Sole         (a)Sole
NetScreen Technologies, Inc.          COMMON STOCK    64117V107   5,464,500    150,000 Shares     (b) Shared       (a)Sole
NextWave Telecom,  Inc.               COMMON STOCK    65332M103  11,093,880  2,360,400 Shares     (a) Sole         (a)Sole
NextWave Telecom,  Inc.               COMMON STOCK    65332M103   1,902,090    404,700 Shares     (b) Shared       (a)Sole
Bank One Corporation                  COMMON STOCK    06423A103  30,035,613    550,910 Shares     (a) Sole         (a)Sole
Bank One Corporation                  COMMON STOCK    06423A103   3,723,716     68,300 Shares     (b) Shared       (a)Sole
Provident Financial Group, Inc.       COMMON STOCK    743866105   2,803,168     69,800 Shares     (a) Sole         (a)Sole
Price Communications Corporation      COMMON STOCK    741437305  57,999,654  3,696,600 Shares     (a) Sole         (a)Sole
Price Communications Corporation      COMMON STOCK    741437305   6,119,100    390,000 Shares     (b) Shared       (a)Sole
PeopleSoft, Inc.                      COMMON STOCK    712713106  36,508,505  1,974,500 Shares     (a) Sole         (a)Sole
PeopleSoft, Inc.                      COMMON STOCK    712713106   3,280,126    177,400 Shares     (b) Shared       (a)Sole
Powerwave Technologies, Inc.          COMMON STOCK    739363109   1,561,958    200,251 Shares     (a) Sole         (a)Sole
Powerwave Technologies, Inc.          COMMON STOCK    739363109     862,680    110,600 Shares     (b) Shared       (a)Sole
R.R. Donnelley & Sons Company         COMMON STOCK    257867101   2,618,137     86,550 Shares     (b) Shared       (a)Sole
Sanofi-Synthelabo SA ordinary         COMMON STOCK     5671735   16,335,000    250,000 Shares     (a) Sole         (a)Sole
Seacoast Financial Services Corp.     COMMON STOCK    81170Q106   1,675,000     50,000 Shares     (b) Shared       (a)Sole
Staten Island Bancorp, Inc.           COMMON STOCK    857550107   5,948,808    239,100 Shares     (a) Sole         (a)Sole
PanAmSat Corporation                  COMMON STOCK    697933109  18,849,600    770,000 Shares     (a) Sole         (a)Sole
Telus Corporation (non-voting)        COMMON STOCK    87971M202  18,544,076  1,108,300 Shares     (a) Sole         (a)Sole
Telus Corporation (non-voting)        COMMON STOCK    87971M202   1,049,096     62,700 Shares     (b) Shared       (a)Sole
Travelers Property Casualty Corp.Cl A COMMON STOCK    89420G109  25,889,125  1,509,570 Shares     (a) Sole         (a)Sole
Travelers Property Casualty Corp.Cl A COMMON STOCK    89420G109   1,238,230     72,200 Shares     (b) Shared       (a)Sole
Travelers Property Casualty Corp.Cl B COMMON STOCK    89420G406  15,862,668    918,510 Shares     (a) Sole         (a)Sole
Travelers Property Casualty Corp.Cl B COMMON STOCK    89420G406     136,433      7,900 Shares     (b) Shared       (a)Sole
TheraSense, Inc.                      COMMON STOCK    883381105  42,413,472  1,573,200 Shares     (a) Sole         (a)Sole
TheraSense, Inc.                      COMMON STOCK    883381105   4,351,344  1,532,400  Shares     (a) Sole        (a)Sol
Tularik Inc.                          COMMON STOCK    899165104   4,517,200    184,000 Shares     (b) Shared       (a)Sole
The Titan Corporation                 COMMON STOCK    888266103  46,974,054  2,326,600 Shares     (a) Sole         (a)Sole
The Titan Corporation                 COMMON STOCK    888266103   8,271,843    409,700 Shares     (b) Shared       (a)Sole
UnitedHealth Group Incorporated       COMMON STOCK    91324P102   1,302,526     20,213 Shares     (b) Shared       (a)Sole
Unisource Energy Corporation          COMMON STOCK    909205106  34,272,693  1,394,900 Shares     (a) Sole         (a)Sole
Unisource Energy Corporation          COMMON STOCK    909205106   3,359,947    136,750 Shares     (b) Shared       (a)Sole
Univision Communications Inc.         COMMON STOCK    914906102   1,372,061     41,565 Shares     (b) Shared       (a)Sole
Wellpoint Health Networks, Inc.       COMMON STOCK    94973H108  69,323,712    609,600 Shares     (a) Sole         (a)Sole
Wellpoint Health Networks, Inc.       COMMON STOCK    94973H108   6,925,548     60,900 Shares     (b) Shared       (a)Sole
Wheaton River Minerals Ltd.           COMMON STOCK    962902102   3,409,000  1,000,000 Shares     (a) Sole         (a)Sole
Yellow Roadway Corporation            COMMON STOCK    985577105   1,202,861     35,725 Shares     (b) Shared       (a)Sole

WARRANTS
Dictaphone Corp warrants              WARRANTS          dctwv        12,684     72,482 Shares     (b) Shared      (a) Sole

Fixed Income
CORPORATE BONDS
Adelphia Communications conv note     CORPORATE BONDS 006848BG9   5,514,500 13,450,000    PRN     (a) Sole      (a) Sole
6.000% Due 02-15-06
Adelphia Communications conv note     CORPORATE BONDS 006848BG9     943,000  2,300,000    PRN     (b) Shared    (a) Sole
6.000% Due 02-15-06
Adelphia Communications conv note     CORPORATE BONDS 006848BH7   9,976,530 24,333,000    PRN     (a) Sole      (a) Sole
3.250% Due 05-01-21
Adelphia Communications conv note     CORPORATE BONDS 006848BH7   1,011,470  2,467,000    PRN     (b) Shared    (a) Sole
3.250% Due 05-01-21
Adelphia Communications senior note   CORPORATE BONDS 006848AS4  13,078,725 13,695,000    PRN     (a) Sole      (a) Sole
9.250% Due 10-01-02
Duane Reade note                      CORPORATE BONDS 263578AC0   6,270,000 11,000,000    PRN     (a) Sole      (a) Sole
2.148% Due 04-16-22
Roadway Corp. note                    CORPORATE BONDS 769742AB3  31,716,169 27,195,000    PRN     (a) Sole      (a) Sole
8.250% Due 12-01-08

GRAND TOTAL                                                  1,665,013,357
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